Schedule of Investments (unaudited) April 30, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 127.1%

New York — 126.9%

Corporate — 3.0%
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/28	$930	$998,392
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	12,070	15,480,741

		16,479,133

County/City/Special District/School District — 21.1%
City of New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 08/01/32	490	536,878
Fiscal 2014, Series E, 5.00%, 08/01/32	2,040	2,288,452
Series E, 5.50%, 08/01/25	5,435	6,263,348
City of New York, GO:
Series A-1, 5.00%, 08/01/35	1,950	2,084,024
Sub-Series A-1, 5.00%, 08/01/33	2,100	2,353,617
Sub-Series D-1, 5.00%, 10/01/33	8,350	8,975,164
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	1,300	1,459,380
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/56(a)	7,825	1,920,412
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	7,370	8,489,650
5.00%, 11/15/45	13,995	16,012,379
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/39(a)	5,000	2,483,850
(AMBAC), 5.00%, 01/01/39	1,750	1,774,308
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	1,000	1,003,600
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/36	6,400	6,415,744
Yankee Stadium Project (NPFGC), 5.00%, 03/01/36	2,250	2,255,108
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	9,650	9,701,627
City of New York New York Industrial Development Agency, RB, CAB, PILOT, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/43(a)	4,330	1,792,447

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of New York Transitional Finance Authority Future Tax Secured, RB:
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	$3,320	$3,578,661
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/43	975	1,131,907
Sub-Series B-1, 5.00%, 11/01/35	2,510	2,849,452
County of Nassau New York, GO, Series A, 5.00%, 01/15/31	1,770	2,090,759
County of Nassau New York, GOL, General Improvement Bonds, Series B (AGM), 5.00%, 07/01/45	2,185	2,548,890
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	800	937,712
5.00%, 02/15/42	6,225	7,255,486
4.00%, 02/15/44	2,685	2,867,446
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured, Series B(a):
CAB, Sub Lien, 0.00%, 11/15/32	685	451,888
0.00%, 11/15/42	2,640	1,128,732
0.00%, 11/15/47	6,740	2,318,695
0.00%, 11/15/48	3,550	1,168,376
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	2,570	2,773,595
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,137,880
4 World Trade Center Project, 5.75%, 11/15/51	3,000	3,288,330
7 World Trade Center Project, Class 1, 4.00%, 09/15/35	1,090	1,139,998
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	3,725	4,005,828

		117,483,623

Education — 24.3%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/31	250	278,875
5.00%, 12/01/32	100	111,025
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	2,000	2,085,940

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 06/01/43	$525	$584,918
Manhattan College Project, 4.00%, 08/01/42	975	1,020,279
City of Albany New York Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	113,925
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/41	825	934,502
Wildlife Conservation Society, 5.00%, 08/01/42	750	830,498
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	2,265	2,581,194
Carnegie Hall, 4.75%, 12/01/39	3,550	3,604,066
Carnegie Hall, 5.00%, 12/01/39	2,150	2,188,463
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 09/01/40	5,740	5,966,960
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 05/01/31	2,305	2,462,962
5.25%, 05/01/32	1,000	1,065,480
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project:
5.00%, 05/01/28	750	900,608
Series A, 5.00%, 05/01/29	4,060	4,841,266
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,040	1,107,662
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	685	805,526
5.00%, 07/01/48	1,030	1,206,264

Security	Par (000)	Value

Education (continued)
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	$1,180	$1,375,786
4.00%, 07/01/46	2,235	2,379,940
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 07/01/40	815	924,014
5.00%, 07/01/43	2,940	3,326,110
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series B, 4.50%, 07/01/21(b)	3,885	4,133,873
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 07/01/23(b)	1,440	1,640,174
4.00%, 07/01/39	500	531,105
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/30	1,190	1,283,439
5.00%, 12/01/36	1,150	1,237,734
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 09/01/41	500	531,790
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM)(b):
5.25%, 01/01/21	860	911,609
5.50%, 01/01/21	500	532,050
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 07/01/37	675	698,767
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	2,075	2,230,085
Fordham University, Series A, 5.00%, 07/01/21(b)	325	349,268
Fordham University, Series A, 5.50%, 07/01/21(b)	1,550	1,682,184
General Purpose, Series A, 5.00%, 02/15/36	5,500	6,088,995
New School (AGM), 5.50%, 07/01/20(b)	4,050	4,234,194

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New York University Mount Sinai School of Medicine, 5.13%, 07/01/19(b)	$665	$668,837
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	4,580	6,228,846
New York University, Series B, 5.00%, 07/01/37	600	656,250
New York University, Series B, 5.00%, 07/01/42	3,240	3,535,488
State University Dormitory Facilities, Series A, 5.00%, 07/01/35	800	828,544
State University Dormitory Facilities, Series A, 5.00%, 07/01/40	2,035	2,105,777
State University Dormitory Facilities, Series A, 5.00%, 07/01/41	1,500	1,595,730
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 05/15/29	1,000	1,091,890
Barnard College, Series A, 5.00%, 07/01/34	1,150	1,327,583
Barnard College, Series A, 4.00%, 07/01/37	240	253,680
Barnard College, Series A, 5.00%, 07/01/43	2,520	2,873,329
Cornell University, Series A, 5.00%, 07/01/40	700	725,578
Fordham University, 5.00%, 07/01/44	2,130	2,364,896
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,380	1,571,006
New York University, Series A, 5.00%, 07/01/31	3,955	4,330,488
New York University, Series A, 5.00%, 07/01/37	4,775	5,222,656
Rochester Institute of Technology, 5.00%, 07/01/42	750	809,535
Series B, 5.00%, 02/15/37	2,130	2,530,781
Series E, 5.25%, 03/15/33	2,250	2,671,740
St. John’s University, Series A, 5.00%, 07/01/37	2,240	2,549,702
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	4,195	4,752,893

Security	Par (000)	Value

Education (continued)
State University Dormitory Facilities, Series A, 5.25%, 07/01/31	$8,735	$9,881,643
State University Dormitory Facilities, Series A, 5.00%, 07/01/42	1,490	1,616,337
State University Dormitory Facilities, Series A, 5.00%, 07/01/46	2,490	2,894,227
State University Dormitory Facilities, Series B, 5.00%, 07/01/33	1,140	1,319,174
State University of New York Dormitory Facilities, Series A, 5.00%, 07/01/38	1,475	1,731,871
Town of Hempstead New York Local Development Corp., Refunding RB, Hofstra University Project, 5.00%, 07/01/47	1,645	1,898,445

		134,818,456

Health — 8.5%
City of New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 02/15/30	2,200	2,251,678
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC):
5.50%, 04/01/30	250	262,675
5.50%, 04/01/34	490	514,711
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	2,760	2,894,578
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	800	826,968
5.00%, 12/01/46	1,280	1,443,085
Series A, 5.00%, 12/01/32	830	901,289
Series A, 5.00%, 12/01/37	350	377,692
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	5,650	6,006,515
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	625	688,106

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	$1,790	$1,893,211
State of New York Dormitory Authority, RB:
New York University Hospitals Center, Series A, 5.75%, 07/01/20(b)	3,450	3,616,807
New York University Hospitals Center, Series A, 6.00%, 07/01/20(b)	1,100	1,156,353
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 05/01/19(b)	1,475	1,475,000
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 05/01/39	1,000	1,050,080
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	300	315,114
State of New York Dormitory Authority, Refunding RB:
Catholic Health Syatem Obligation, 4.00%, 07/01/45	415	436,767
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	2,625	3,054,266
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	4,000	4,272,000
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 05/01/21(b)	9,220	9,892,138
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	3,525	4,011,203

		47,340,236

Housing — 6.5%
City of New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	6,865	7,566,672
5.00%, 07/01/33	1,675	1,826,118

Security	Par (000)	Value

Housing (continued)
City of New York Housing Development Corp., Refunding RB, M/F Housing:
8 Spruce Street, Class F, 4.50%, 02/15/48	$1,230	$1,286,728
Sustainable Neighborhood, Series B1A, 3.75%, 11/01/54	1,725	1,742,612
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, Series A, AMT (SONYMA), 5.25%, 04/01/37	2,445	2,451,968
State of New York HFA, RB, M/F:
Affordable Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	1,045	1,084,909
Green Bond, Housing, Affordable Housing, Climate Bond Certified, Series D (SONYMA), 3.80%, 11/01/49	2,050	2,104,489
Housing, Affordable Housing, Series E (SONYMA), 3.80%, 11/01/49	1,090	1,118,972
Green Bonds, Series H, 4.15%, 11/01/43	1,650	1,775,351
Green Bonds, Series H, 4.20%, 11/01/48	1,095	1,174,311
St. Philip’s Housing, Series A, Housing, AMT, 4.65%, 11/15/38	1,500	1,517,835
State of New York Mortgage Agency, Refunding RB:
S/F Housing, Series 194, AMT, 3.80%, 04/01/28	3,780	3,928,932
S/F Housing, Series 217, 3.80%, 04/01/45	1,080	1,110,164
S/F, Series 213, 4.20%, 10/01/43	2,305	2,445,720
Series 190, 3.80%, 10/01/40	3,470	3,543,911
Series 218, AMT, 3.60%, 04/01/33	1,095	1,123,328
Series 218, AMT, 3.85%, 04/01/38	395	405,262

		36,207,282

State — 17.0%
City of New York Transitional Finance Authority, BARB, Series S-3, 5.25%, 07/15/36	1,910	2,349,090
City of New York Transitional Finance Authority Building Aid Revenue, BARB, Fiscal 2015, Series S-1, 5.00%, 07/15/37	2,000	2,284,500

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	$6,070	$6,627,286
City of New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2014, Sub-Series A-1, 5.00%, 11/01/38	1,000	1,121,640
Fiscal 2014, Sub-Series B-1, 5.00%, 11/01/36	1,690	1,917,119
Fiscal 2016, Sub-Series B-1, 5.00%, 11/01/38	4,000	4,633,200
Future Tax Secured Subordinate Bonds, SubSeries A-1, 5.00%, 08/01/40	1,025	1,221,134
Future Tax Secured, Sub-Series F-1, 5.00%, 05/01/42	7,175	8,367,270
Series A-2, 5.00%, 08/01/38	4,105	4,842,135
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Series B, 5.00%, 11/15/19(b)	1,500	1,528,170
Green Bond, Climate Bond Certified, Sub-Series A-3 (AGM), 4.00%, 11/15/46	1,035	1,109,613
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	3,835	4,239,094
State of New York Dormitory Authority, RB:
Bid Group 3, Series A, 5.00%, 03/15/39	1,610	1,916,979
Bidding Group Bond, 4.00%, 02/15/46	2,835	3,039,290
General Purpose, Series B, 5.00%, 03/15/37	1,000	1,085,630
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	2,280	2,672,274
Group C, Sales Tax, Series A, 5.00%, 03/15/41	8,550	9,978,021
Group C, State Sales Tax, Series A, 4.00%, 03/15/45	3,900	4,170,621
Master BOCES Program Lease (AGC), 5.00%, 08/15/19(b)	1,750	1,767,517
Sales tax, Group B, Series A, 5.00%, 03/15/38	3,245	3,814,530
Series A, 5.00%, 02/15/42	3,000	3,469,830
Series B, 5.00%, 03/15/37	2,000	2,314,600
Series B, 5.00%, 03/15/42	7,500	8,125,200

Security	Par (000)	Value

State (continued)
State Personal Income Tax, Series A, 5.00%, 02/15/43	$1,000	$1,103,630
State of New York Dormitory Authority, Refunding RB:
Group 3, Series E, 5.00%, 03/15/41	3,335	3,982,757
Series C, 5.00%, 03/15/38	3,850	4,599,056
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/32	2,000	2,228,040

		94,508,226

Tobacco — 2.4%
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A, 5.00%, 06/01/41	425	454,474
Series A-2B, 5.00%, 06/01/45	2,460	2,577,834
Series A-2B, 5.00%, 06/01/51	800	815,248
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	2,190	2,195,804
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	1,650	1,753,257
5.25%, 05/15/40	2,250	2,373,952
Westchester New York Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	3,325	3,203,405

		13,373,974

Transportation — 27.5%
Buffalo & Fort Erie Public Bridge Authority, RB:
5.00%, 01/01/47	1,545	1,769,674
Toll Bridge System, 5.00%, 01/01/42	1,250	1,431,825
Metropolitan Transportation Authority, RB:
Green Bonds, Series A, 5.00%, 11/15/42	3,500	4,085,480
Series A, 5.00%, 11/15/21(b)	1,000	1,087,290
Series A, 5.00%, 05/15/23(b)	1,000	1,135,310
Series A-1, 5.25%, 11/15/23(b)	2,565	2,980,376
Series A-1, 5.25%, 11/15/23(b)	2,840	3,299,910
Series D, 5.25%, 11/15/21(b)	765	836,520

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Series E, 5.00%, 11/15/38	$7,785	$8,586,777
Series E, 5.00%, 11/15/43	4,000	4,386,360
Series H, 5.00%, 11/15/22(b)	930	1,041,684
Series H, 5.00%, 11/15/31	760	834,442
Sub-Series B, 5.00%, 11/15/23(b)	3,250	3,740,847
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	3,465	3,913,544
Green Bond, SubSeries B-1, 5.00%, 11/15/51	2,815	3,234,604
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	3,000	3,299,670
Green Bonds, Series A-1, 5.25%, 11/15/56	2,610	2,985,736
Green Bonds, Series A-1, 5.25%, 11/15/57	1,795	2,044,774
Series D, 5.25%, 11/15/20(b)	1,000	1,056,890
Series D, 5.25%, 11/15/21(b)	2,685	2,936,021
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,655	6,171,980
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	3,500	3,806,355
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/41	2,155	2,343,390
5.00%, 07/01/46	11,545	12,523,785
5.25%, 01/01/50	920	1,004,631
(AGM), 4.00%, 07/01/41	1,575	1,636,661
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	420	424,011
Niagara Frontier Transportation Authority, Refunding ARB, Buffalo Niagara International Airport, AMT:
5.00%, 04/01/34	125	147,380
5.00%, 04/01/35	110	129,183
5.00%, 04/01/36	120	140,438
5.00%, 04/01/37	70	81,600
5.00%, 04/01/38	70	81,290

Security	Par (000)	Value

Transportation (continued)
5.00%, 04/01/39	$95	$110,020
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 07/15/35	2,500	2,593,325
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,064,580
Consolidated, 183rd Series, 4.00%, 06/15/44	1,500	1,585,500
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	6,705	6,966,428
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,140	1,269,242
179th Series, 5.00%, 12/01/38	1,390	1,565,738
195th Series, AMT, 5.00%, 04/01/36	1,500	1,736,835
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	735	764,099
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	824,445
Consolidated,186th Series, AMT, 5.00%, 10/15/44	1,000	1,115,370
Series G, JFK International Air Terminal (NPFGC), 5.75%, 12/01/25	3,500	3,642,345
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/41	2,110	2,413,608
5.25%, 01/01/56	2,940	3,355,628
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 01/01/37	4,225	4,537,565
General, Series I, 5.00%, 01/01/42	3,250	3,483,967
General, Series J, 5.00%, 01/01/41	6,275	6,999,072
General, Series K, 5.00%, 01/01/29	2,225	2,596,820
General, Series K, 5.00%, 01/01/31	1,500	1,733,325
Series L, 5.00%, 01/01/33	490	591,141
Series L, 5.00%, 01/01/34	840	1,008,689
Series L, 5.00%, 01/01/35	970	1,160,527
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	1,010	1,168,721

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
5.00%, 11/15/45	$1,500	$1,729,860
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(a)	9,700	6,467,572
General, Series A, 5.00%, 11/15/38	1,000	1,102,300
General, Series A, 5.25%, 11/15/45	1,460	1,690,870
General, Series A, 5.00%, 11/15/50	4,500	5,106,780
MTA Bridge and Tunnels, Series C, 5.00%, 11/15/37	1,050	1,273,072

		152,835,882

Utilities — 16.6%
City of New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	4,140	4,887,974
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2010, Series FF, 5.00%, 06/15/31	1,500	1,555,770
Fiscal 2011, Series BB, 5.00%, 06/15/31	1,000	1,037,180
Fiscal 2011, Series GG, 5.00%, 06/15/21(b)	1,000	1,073,160
Fiscal 2015, Series HH, 5.00%, 06/15/39	3,000	3,436,050
City of New York Water & Sewer System, RB, Series DD-1, 4.00%, 06/15/49	1,365	1,473,531
City of New York Water & Sewer System, Refunding RB, Series EE, 5.00%, 06/15/40	5,170	6,135,704
County of Western Nassau New York Water Authority, RB, Series A, 5.00%, 04/01/40	1,185	1,339,619
Long Island Power Authority, RB:
5.00%, 09/01/37	3,825	4,575,350
5.00%, 09/01/35	2,000	2,412,780
General, 5.00%, 09/01/36	975	1,153,952
General, 5.00%, 09/01/47	1,075	1,244,280
General, Electric Systems, 5.00%, 09/01/42	335	389,655
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(b)	3,775	4,031,700

Security	Par (000)	Value

Utilities (continued)
Long Island Power Authority, Refunding RB:
Electric System, Series B, 5.00%, 09/01/41	$590	$677,367
Electric System, Series B, 5.00%, 09/01/46	825	943,503
General, Electric Systems, Series A (AGC), 6.00%, 05/01/19(b)	1,500	1,500,000
State of New York Environmental Facilities Corp., RB, Series B:
Green Bonds, 5.00%, 03/15/45	5,145	5,842,096
Revolving Funds, Green Bonds, 5.00%, 09/15/40	1,195	1,368,693
Subordinated SRF Bonds, 5.00%, 06/15/48	1,345	1,601,613
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	2,100	2,237,697
Series A, 5.00%, 06/15/40	4,275	4,919,756
Series A, 5.00%, 06/15/45	18,920	21,582,233
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	4,920	5,292,296
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	9,960	11,252,908

		91,964,867

Total Municipal Bonds in New York		705,011,679

Guam — 0.2%

Utilities — 0.2%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/20(b)	1,380	1,445,716

Total Municipal Bonds in Guam		1,445,716

Total Municipal Bonds — 127.1% (Cost — $662,932,837)		706,457,395

7

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(c) — 34.4%

New York — 34.4%

County/City/Special District/School District — 4.3%
City of New York, GO:
Sub-Series I-1, 5.00%, 03/01/36	$3,500	$3,933,632
Refunding Series E, 5.00%, 08/01/19(b)	309	311,316
Refunding Series E, 5.00%, 08/01/27	755	761,669
City of New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	4,125	4,433,605
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(d):
5.75%, 02/15/21(b)	6,030	6,452,823
5.75%, 02/15/47	3,709	3,969,581
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	3,645	3,952,650

		23,815,276

Education — 2.5%
City of New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	1,981	2,208,199
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A:
5.25%, 07/01/19(b)	6,000	6,036,840
5.00%, 07/01/35	5,198	5,533,609

		13,778,648

Housing — 2.4%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43(e)	4,370	4,617,844
State of New York HFA, RB, M/F Affordable Housing, Green Bond, Climate Bond Certified, Series I, 4.05%, 11/01/48	5,457	5,656,433

Security	Par (000)	Value

Housing (continued)
State of New York HFA, Refunding RB, Series C (SONYMA), 3.85%, 11/01/39	$2,733	$2,816,662

		13,090,939

State — 5.8%
City of New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series F-1, 5.00%, 05/01/38	4,123	4,842,479
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	7,995	9,266,658
4.00%, 10/15/32	8,000	8,839,880
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/32	2,000	2,441,180
General Purpose, Series C, 5.00%, 03/15/41	1,650	1,741,031
State of New York Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/40(d)	3,550	4,237,537
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 03/15/45	1,001	1,143,920

		32,512,685

Transportation — 13.4%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	17,999	19,547,436
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 169th, 5.00%, 10/15/25	7,990	8,575,024
Consolidated, Series 169th, 5.00%, 10/15/26	6,000	6,436,530
Consolidated, Series 210th, 5.00%, 09/01/48	4,760	5,652,500
Series 194th, 5.25%, 10/15/55	3,900	4,513,002
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	3,940	4,228,388
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.00%, 11/15/46	15,000	17,368,050

8

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	$6,675	$7,881,684

		74,202,614

Utilities — 6.0%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	9,900	10,571,484
Fiscal 2012, Series BB, 5.00%, 06/15/44	3,991	4,289,956
Series FF-2, 5.50%, 06/15/40	2,760	2,772,420
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2018, 5.00%, 06/15/38(d)	1,391	1,639,912
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	5,998	6,767,130
Restructuring, Series A, 5.00%, 12/15/35	3,500	4,131,120

Security	Par (000)	Value

Utilities (continued)
Restructuring, Series B, 4.00%, 12/15/35	$2,980	$3,261,521

		33,433,543

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.4% (Cost — $183,016,554)		190,833,705

Total Investments — 161.5% (Cost — $845,949,391)		897,291,100

Other Assets Less Liabilities — 1.6%		9,692,946

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.5)%		(103,554,037)

VRDP Shares at Liquidation Value — (44.6)%		(247,700,000)

Net Assets Applicable to Common Shares — 100.0%		$555,730,009

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(d)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between August 15, 2020 to September 15, 2026, is $8,339,715.

(e)	When-issued security.

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio*	—	—	—	$—	$18,275	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class*	2,731,322	(2,731,322)	—	—	8,816	87	(361)

				$—	$27,091	$87	$(361)

*	No longer held by the fund as of period end.
(a)	Includes net capital gain distributions, if applicable.

9

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BARB	Building Aid Revenue Bonds

BOCES	Board of Cooperative Educational Services

CAB	Capital Appreciation Bonds

EDC	Economic Development Corp.

FHA	Federal Housing Administration

GO	General Obligation Bonds

HFA	Housing Finance Agency

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PILOT	Payment in Lieu of Taxes

RB	Revenue Bonds

S/F	Single-Family

SONYMA	State of New York Mortgage Agency

SRF	State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	123	06/19/19	$15,212	$(74,578)
Long U.S. Treasury Bond	250	06/19/19	36,867	(188,189)
5-Year U.S. Treasury Note	54	06/28/19	6,245	(35,664)

				$(298,431)

10

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$897,291,100	$—	$897,291,100

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(298,431)	$—	$—	$(298,431)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(103,084,604)	$—	$(103,084,604)
VRDP Shares at Liquidation Value	—	(247,700,000)	—	(247,700,000)

	$—	$(350,784,604)	$—	$(350,784,604)

11